[LOGO]

JUNDT
GROWTH FUND

JUNDT
U.S. EMERGING
GROWTH FUND

JUNDT
OPPORTUNITY FUND

JUNDT
TWENTY-FIVE FUND



ANNUAL REPORT
DECEMBER 31, 1997



SEARCHING TODAY FOR THE
GENIUSES OF TOMORROW-SM-

LETTER TO SHAREHOLDERS

DEAR SHAREHOLDER,

Since our last opportunity to address shareholders, the stock market provided some unexpected twists and turns. Stocks rose in the third calendar quarter. In the final three months of the year, the Asian currency crisis negatively impacted markets around the world and has continued to be a factor influencing day-to-day volatility.

In 1997, investors again focused on the 100 largest companies in America. This resulted in a gain of 22.7% for the Dow Jones Industrial Average and a rise of better than 31% for the S&P 500 Index. This is the first time either index has advanced more than 20% for three consecutive years, and while there have been some fundamental economic reasons for the large stocks' performance, a significant part of the advance can be attributed to the huge cash flows being directed to index funds.

JUNDT GROWTH FUND
Most stocks that helped propel the major indexes higher in 1997 do not meet the minimum growth criteria Jundt Associates deems necessary for inclusion in the Jundt Growth Fund. We strongly believe, however, that on a long-term basis, the Jundt Growth Fund's emphasis on companies whose revenues are growing two to three times faster than the single-digit growth of the largest companies in the S&P 500 Index will produce results that exceed those of the index.

To a significant number of investors, after-tax returns are a better measurement of investment results than gross returns. Of the $0.85 per share distribution paid in 1997 by the Jundt Growth Fund, 100% of the proceeds were long-term capital gains.

The Jundt Growth Fund Class I shares followed a strong 10.76%* return in the second quarter with an 11.67%* return in the third quarter of 1997. It appeared market sentiment was switching from "one-decision" stocks to those stocks we believe have true, long-term growth potential. The Jundt Growth Fund's third quarter performance was propelled primarily by our holdings in the oil field equipment, computer software and drug retail sectors. Its fourth quarter was impacted by the Asian crisis, along with most other funds. The Jundt Growth Fund's Class I shares posted a -5.04%* return for the quarter. For the year as a whole, the Jundt Growth Fund's Class I shares gained 10.85%.*

JUNDT U.S. EMERGING GROWTH FUND
While the consensus in 1997 was that "bigger is better," the Jundt U.S. Emerging Growth Fund not only outperformed all of its peer indexes but also bettered the S&P 500 Index. The Fund's Class A shares were up 33.54%* for the year.

The Jundt U.S. Emerging Growth Fund's comparable indexes, the Russell 2000 Growth Index and the Lipper Small Cap Growth Fund Index, were up 12.95% and 15.05%, respectively. The Jundt U.S. Emerging Growth Fund's average annual total return since inception of 38.45%* for Class A shares puts the Fund in the top 2% of all small cap funds, according to Lipper Analytical Services, Inc.**

The diverse holdings in the Jundt U.S. Emerging Growth Fund from the oil service, technology/software and medical devices sectors give the Jundt U.S. Emerging Growth Fund broad exposure to companies we believe to be among the fastest-growing corporations in America.

LETTER TO SHAREHOLDERS (CONCLUDED)

JUNDT OPPORTUNITY FUND
The year 1997 marked the first complete year of operations for the Jundt Opportunity Fund. The Fund is a non-diversified mutual fund. The Fund's objective is to provide capital appreciation. It implements a flexible investment strategy by not only investing in equities but also by selling certain stocks short, taking positions in options and futures contracts and borrowing to purchase portfolio securities. As a non-diversified mutual fund, the Jundt Opportunity Fund may hold larger individual stock positions than a diversified mutual fund.

While the Jundt Opportunity Fund's second-half performance in 1997 was not as strong as the first half, the Jundt Opportunity Fund's Class A shares did post a 41.15%* total return for calendar year 1997, compared to 19.86% return for the Lipper Capital Appreciation Fund Index. This performance enabled the Jundt Opportunity Fund to finish the year among the top 12 capital appreciation funds, according to Lipper Analytical Services, Inc.***

JUNDT TWENTY-FIVE FUND
In addition to reviewing our Funds' 1997 performance, this letter allows us the opportunity to introduce the Jundt Twenty-Five Fund, a new fund available to investors on January 1, 1998. With an investment objective of long-term capital appreciation, the Jundt Twenty-Five Fund is a non-diversified mutual fund that will customarily maintain a core investment portfolio of 20 to 30 common stocks. For more information about the Fund, including obtaining the Fund's prospectus, please call 1-800-370-0612.

With the addition of the Jundt Twenty-Five Fund, Jundt Associates is well positioned as a growth stock manager to provide four growth funds with distinct investment objectives.

Again, we thank you for placing your trust in Jundt Associates. We value your business and will continue to diligently and prudently manage your assets.

Sincerely,


/s/ James R. Jundt

James R. Jundt
Chairman



*    Does not reflect the deduction of applicable sales charges.
** Based on average annual total return (without consideration of applicable sales charges) of 366 "small cap" mutual funds (treating separate classes of any funds as separate funds) for the two-year period ending December 31, 1997, as published by Lipper Analytical Services, Inc.
*** Based on average annual total return (without consideration of applicable sales charges) of 233 "capital appreciation" mutual funds (treating separate classes of any funds as separate funds) for the year ending December 31, 1997, as published by Lipper Analytical Services, Inc.

JUNDT ASSOCIATES' APPROACH TO INVESTING: GROWTH FUND
--------------------------------------------------------------------------------

JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multitrillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

THE GROWTH FUND concentrates on medium- to large-capitalization companies, with at least half the equity securities consisting of companies that have annual revenues greater than $750 million. Within these parameters, the Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. Particular emphasis is placed on companies we believe will achieve annual rates of revenue growth of 15% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1997
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
[CHART]

Insurance                           2.4%

Computer Services/
Hardware & Software                21.1%

Telecommunications                 18.7%

Retail                             11.2%

Energy                             21.3%

Restaurants                         2.8%

Medical Devices/Drugs              18.7%


PERFORMANCE DATA: GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
[GRAPH]

Plot points for the JUNDT GROWTH FUND as of December 31, 1997

                             Without Sales Charge

              Jundt
              Growth
              Fund(1)      Russell 1000     Lipper Growth
  Date        Class I        Index(2)       Fund Index(3)
---------------------------------------------------------
9-3-91       $10,000        $10,000           $10,000
12-31-97     $17,576        $29,063           $25,575

                              With Sales Charge

              Jundt
              Growth
              Fund(1)
  Date        Class I
---------------------
9-3-91       $ 9,475
12-31-97     $16,653

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 1997)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SINCE          SINCE
                              1-YEAR    5-YEAR    INCEPTION(4)   INCEPTION(5)
JUNDT GROWTH CLASS A
Without sales charge*          10.67%       --           --          13.57%
With sales charge (a)           4.86        --           --          10.56

JUNDT GROWTH CLASS B
Without sales charge*           9.77        --           --          12.78
With sales charge (b)           5.77        --           --          11.45

JUNDT GROWTH CLASS C
Without sales charge*           9.82        --           --          12.72
With sales charge (c)           8.82        --           --          12.72

JUNDT GROWTH CLASS I
Without sales charge*          10.85      9.53%        9.32%            --
With sales charge (a)           5.03      8.35         8.39             --

RUSSELL 1000 INDEX             32.85     19.90        18.50          27.54

LIPPER GROWTH FUND INDEX       28.08     17.08        15.98          22.66
--------------------------------------------------------------------------------


* Applicable to investors who purchased shares at net asset value (without sales charges), including Class I shareholders, at the time of the Fund's conversion to an open-end fund on December 29, 1995.
(a) maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.


(1) Total return is based on a hypothetical investment at the Fund's inception on September 3, 1991. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return without deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return after deduction of such sales charge. Total return prior to December 29, 1995 reflects the Fund's performance as a closed-end fund. As an open-end fund, the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Since December 29, 1995, the Fund has offered its shares in four classes (currently, Class A, B, C and I). Class A, Class B and Class C performance will vary from Class I performance due to the differences in sales charges and expenses applicable to an investment in each such class. Prior to April 22, 1997, Class I shares were referred to as Class A shares, and the current Class A shares were referred to as Class D shares.

(2) The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is September 3, 1991.

(3) The Lipper Growth Fund Index is the composite performance of the 30 largest "growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is August 31, 1991.

(4) Inception dates are September 3, 1991 for the Fund's Class I shares and the Russell 1000 Index, and August 31, 1991 for the Lipper Growth Fund Index.

(5) Inception date is December 29, 1995 for the Fund's Class A, Class B and Class C shares and for index data.


PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                               Jundt Growth Fund

SCHEDULE OF INVESTMENTS                                        December 31, 1997
--------------------------------------------------------------------------------


COMMON STOCKS
Industry Description and Issue                        Number of Shares                Cost     Market Value (a)
--------------------------------------------------------------------------------------------------------------
CLIENT SERVER SOFTWARE (9.3%)
--------------------------------------------------------------------------------------------------------------
     HBO & Company                                              77,600        $  2,282,761        $  3,724,800
     Peoplesoft Inc. (b)                                       100,400           2,082,630           3,915,600
                                                                              --------------------------------
                                                                                 4,365,391           7,640,400
                                                                              --------------------------------

COMPUTER HARDWARE (3.7%)
--------------------------------------------------------------------------------------------------------------
     Compaq Computer Corporation                                38,800           2,688,029           2,189,775
     Intel Corporation                                          12,000             952,909             843,000
                                                                              --------------------------------
                                                                                 3,640,938           3,032,775
                                                                              --------------------------------

COMPUTER SERVICES/SOFTWARE (6.3%)
--------------------------------------------------------------------------------------------------------------
     Computer Associates International, Inc.                    31,350           1,594,923           1,657,631
     Microsoft Corporation (b)                                  18,700           1,890,644           2,416,975
     Sterling Commerce, Inc. (b)                                27,800             812,269           1,068,562
                                                                              --------------------------------
                                                                                 4,297,836           5,143,168
                                                                              --------------------------------

DATABASE SOFTWARE (1.8%)
--------------------------------------------------------------------------------------------------------------
     J.D. Edwards & Company (b)                                 49,600           1,575,206           1,463,200
                                                                              --------------------------------

ENERGY (19.1%)
--------------------------------------------------------------------------------------------------------------
     Baker Hughes Incorporated                                  44,700           1,586,202           1,950,037
     BJ Services Company (b)                                    12,600             908,107             906,412
     Cooper Cameron Corporation (b)                             14,300             942,415             872,300
     EVI, Inc. (b)                                              14,100             931,288             729,675
     Global Marine Inc. (b)                                     88,400           1,711,900           2,165,800
     Santa Fe International Corporation                         50,300           1,715,073           2,046,581
     Schlumberger Limited                                       51,200           2,526,505           4,121,600
     Smith International, Inc. (b)                              45,600           1,541,555           2,798,700
                                                                              --------------------------------
                                                                                11,863,045          15,591,105
                                                                              --------------------------------

INSURANCE (2.4%)
--------------------------------------------------------------------------------------------------------------
     The Progressive Corporation                                16,200           1,756,946           1,941,975
                                                                              --------------------------------


See accompanying notes to schedule of investments.

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 1997
--------------------------------------------------------------------------------


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                        Number of Shares                Cost     Market Value (a)
--------------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (18.7%)
--------------------------------------------------------------------------------------------------------------
     BioChem Pharma Inc. (b)                                    37,400        $    815,382     $       780,725
     Centocor, Inc. (b)                                         20,000             930,380             665,000
     Eli Lilly and Company                                      58,800           2,190,180           4,093,950
     Guidant Corporation                                        20,000             856,126           1,245,000
     Medtronic, Inc.                                            34,200           1,004,708           1,789,088
     Merck & Co., Inc.                                          10,600             989,086           1,126,250
     Pfizer Inc.                                                37,700           2,318,972           2,811,006
     Warner-Lambert Company                                     22,600           3,133,919           2,802,400
                                                                              --------------------------------
                                                                                12,238,753          15,313,419
                                                                              --------------------------------

RESTAURANTS (2.8%)
--------------------------------------------------------------------------------------------------------------
     Starbucks Corp. (b)                                        59,700           1,754,640           2,290,988
                                                                              --------------------------------

RETAIL (11.2%)
--------------------------------------------------------------------------------------------------------------
     AutoZone, Inc. (b)                                         64,300           1,837,611           1,864,700
     Bed, Bath & Beyond, Inc. (b)                               25,600             875,188             985,600
     Staples, Inc. (b)                                          68,662           1,288,366           1,905,371
     The Home Depot, Inc.                                       74,624           2,213,656           4,393,488
                                                                              --------------------------------
                                                                                 6,214,821           9,149,159
                                                                              --------------------------------

TELECOMMUNICATION INFRASTRUCTURE (11.8%)
--------------------------------------------------------------------------------------------------------------
     ADC Telecommunications, Inc. (b)                           42,500           1,276,408           1,774,375
     Cisco Systems, Inc. (b)                                    51,300           2,416,873           2,859,975
     Lucent Technologies Inc.                                   27,900           1,765,700           2,228,513
     Tellabs, Inc. (b)                                          53,300           1,372,042           2,818,238
                                                                              --------------------------------
                                                                                 6,831,023           9,681,101
                                                                              --------------------------------

WIRELESS/TELECOMMUNICATION SERVICES (6.9%)
--------------------------------------------------------------------------------------------------------------
     AirTouch Communications, Inc. (b)                          76,000           2,353,288           3,158,750
     WorldCom, Inc. (b)                                         83,600           1,585,592           2,528,900
                                                                              --------------------------------
                                                                                 3,938,880           5,687,650
                                                                              --------------------------------

TOTAL COMMON STOCKS (94.0%)                                                     58,477,479          76,934,940
                                                                              --------------------------------
                                                                              --------------------------------


See accompanying notes to schedule of investments.

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 1997
--------------------------------------------------------------------------------


CONVERTIBLE CORPORATE BONDS
                                                     Principal Amount/
Industry Description and Issue                        Number of Shares                Cost     Market Value (a)
--------------------------------------------------------------------------------------------------------------
ENERGY (2.2%)
--------------------------------------------------------------------------------------------------------------
     Lowes Corp., 3.125%, 9/15/07                         $ 1,825,000         $  1,843,431        $  1,827,281
                                                                              --------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS (2.2%)                                         1,843,431           1,827,281
                                                                              --------------------------------
                                                                              --------------------------------

SHORT-TERM SECURITIES
Issue
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.0%)
--------------------------------------------------------------------------------------------------------------
     Repurchase agreement with Merrill Lynch
      Government Securities, Inc., 6.00% acquired
      on 12/31/97 and due 1/2/98 with proceeds of
      $3,275,091 (collateralized by $3,185,000 U.S.
      Treasury Note, 6.625%, due 3/31/02, value
      including accrued interest, $3,393,600)                3,274,000           3,274,000           3,274,000
                                                                              ------------        ------------
MONEY MARKET FUND (0.0%)
--------------------------------------------------------------------------------------------------------------
     Norwest Treasury Fund, 5.00% (c)                              310                 310                 310
                                                                              --------------------------------

TOTAL SHORT-TERM SECURITIES (4.0%)                                               3,274,310           3,274,310
                                                                              --------------------------------
                                                                              --------------------------------

     Total investments in securities (100.2%)                                 $ 63,595,220 (d)      82,036,531
     Liabilities in excess of other assets (-0.2%)                            ------------            (199,624)
                                                                              ------------        ------------

NET ASSETS (100.0%)                                                                               $ 81,836,907
                                                                                                  ------------
                                                                                                  ------------


   Notes to Schedule of Investments:
     Percentage of investments as shown is the ratio of the total market value to total net assets.
     (a) Securities are valued by procedures described in note 2 to the financial statements.
     (b)  Presently non-income producing.
     (c) Rate changes to reflect market conditions. Rate disclosed is as of December 31, 1997.
     (d) Cost for federal income tax purposes at December 31, 1997 was $63,848,364. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

          ------------------------------------------------------------------
          Gross unrealized appreciation                          $19,861,449
          Gross unrealized depreciation                           (1,673,282)
                                                                 -----------
                                                                 -----------
          Net unrealized appreciation                            $18,188,167
          ------------------------------------------------------------------

JUNDT ASSOCIATES' APPROACH TO INVESTING: U.S. EMERGING GROWTH FUND
-------------------------------------------------------------------------------

The U.S. EMERGING GROWTH FUND CONCENTRATES ON SMALLER-CAPITALIZATION companies, with at least half the equity securities consisting of companies with annual revenues less than $750 million. Within these parameters, the U.S. Emerging Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. Particular emphasis is placed on companies we believe will achieve annual rates of revenue growth of 25% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1997 (AS A PERCENTAGE OF NET ASSETS)
-------------------------------------------------------------------------------

[CHART]

Miscellaneous                     7.3%

Computer Services/
Hardware & Software               17.4%

Telecommunications                13.2%

Retail                             5.7%

Energy                            20.4%

Restaurants                        7.0%

Medical Devices/Drugs              6.1%

Healthcare Services                2.3%

Internet Technology                2.4%


PERFORMANCE DATA: U.S. EMERGING GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[GRAPH]


Plot points for JUNDT US EMERGING GROWTH FUND as of December 31, 1997

                                  WITHOUT SALES CHARGE

                   JUNDT
               U.S. EMERGING                         RUSSELL 2000
                GROWTH FUND(1)     RUSSELL 2000      GROWTH FUND       LIPPER SMALL CAP
   DATE           CLASS A            INDEX(2)         INDEX (3)        GROWTH FUND INDEX(4)
----------------------------------------------------------------------------------------
01-02-96         $10,000            $10,000            $10,000              $10,000
12-31-97         $19,150            $14,217            $12,553              $13,158


                                   WITH SALES CHARGE

                  JUNDT
              U.S. EMERGING
               GROWTH FUND(1)
   DATE          CLASS A
---------------------------
1-02-96          $ 9,475
12-31-97         $18,145


AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 1997)
--------------------------------------------------------------------------------

                                                            SINCE
                                       1-YEAR           INCEPTION(5)
JUNDT U.S EMERGING GROWTH CLASS A
Without sales charge*                   33.54%              38.45%
With sales charge (a)                   26.53               34.76

JUNDT U.S EMERGING GROWTH CLASS B
Without sales charge*                   32.55               37.69
With sales charge (b)                   28.55               36.23

JUNDT U.S EMERGING GROWTH CLASS C
Without sales charge*                   32.50               37.62
With sales charge (c)                   31.50               37.62

JUNDT U.S EMERGING GROWTH CLASS I       33.87               39.06

RUSSELL 2000 INDEX                      22.36               19.26

RUSSELL 2000 GROWTH INDEX               12.95               12.06

LIPPER SMALL CAP GROWTH FUND INDEX      15.05               14.71

--------------------------------------------------------------------------------

* Applicable to investors who purchased shares at net asset value (without sales charges).
(a)  maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.



(1) Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares (which are not subject to any sales charges) over the same time period was $18,542, $18,923 and $19,319, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class. Prior to April 22, 1997, Class I shares were referred to as Class A shares, and the current Class A shares were referred to as Class D shares.

(2) The Russell 2000 Index measures the performance of the 2,000 smallest companies represented in the Russell 3000 Index (comprised of the 3,000 largest U.S. companies based on total market capitalization). THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is January 2, 1996.

(3) The Russell 2000 Growth Index measures the performance of the companies within the Russell 2000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is January 2, 1996.

Previously, the Fund used the Russell 2000 Index as a benchmark. Going forward, the Fund will compare its performance to the Russell 2000 Growth Index, as it is better suited to the Fund's objective.

(4) The Lipper Small Cap Growth Fund Index is the composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 29, 1995.

(5) Inception dates are January 2, 1996 for the Fund's shares, the Russell 2000 Index and the Russell 2000 Growth Index, and December 29, 1995 for Lipper Small Cap Growth Fund Index data.

PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT U.S. EMERGING GROWTH FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES.

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 1997
--------------------------------------------------------------------------------

COMMON STOCKS
Industry Description and Issue                        Number of Shares           Cost     Market Value (a)
---------------------------------------------------------------------------------------------------------
CLIENT SERVER SOFTWARE (1.3%)
---------------------------------------------------------------------------------------------------------
     i2 Technologies, Inc. (b)                                   4,800    $   200,616         $   253,200
                                                                          -------------------------------


COMPUTER HARDWARE (3.0%)
---------------------------------------------------------------------------------------------------------
     Excel Switching Corporation (b)                            20,000        420,000             357,500
     Uniphase Corporation (b)                                    5,100        195,779             211,013
                                                                          -------------------------------
                                                                              615,779             568,513
                                                                          -------------------------------

COMPUTER SERVICES/SOFTWARE (13.1%)
---------------------------------------------------------------------------------------------------------
     CBT Group Public Limited Company (b)(c)                     5,100        393,681             418,838
     Citrix Systems, Inc. (b)                                    5,000        385,829             380,000
     Documentum, Inc. (b)                                        5,300        194,775             223,262
     FlexiInternational Software, Inc. (b)                      20,000        232,500             310,000
     Great Plains Software, Inc. (b)                            12,500        200,000             340,625
     The Vantive Corporation (b)                                10,000        223,750             252,500
     Transaction Systems Architects, Inc. (b)                    5,200        182,723             197,600
     Veritas Software Corporation (b)                            7,800        373,471             397,800
                                                                          -------------------------------
                                                                            2,186,729           2,520,625
                                                                          -------------------------------

ENERGY (20.4%)
---------------------------------------------------------------------------------------------------------
     Barrett Resources Corporation (b)                           5,400        182,056             163,350
     BJ Services Company (b)                                     5,000        399,675             359,688
     Dril-Quip, Inc. (b)                                        15,000        360,000             526,875
     Falcon Drilling Company, Inc. (b)                          18,000        498,795             631,125
     Input/Output, Inc. (b)                                     11,000        342,347             326,562
     National-Oilwell, Inc. (b)                                 16,100        563,081             550,419
     Rowan Companies, Inc. (b)                                  10,900        392,653             332,450
     Smith International, Inc. (b)                               8,900        576,809             546,238
     Superior Energy Services, Inc. (b)                         18,600        189,811             188,325
     Swift Energy Company (b)                                    7,920        182,203             166,815
     Unit Corporation (b)                                       13,900        204,900             133,787
                                                                          -------------------------------
                                                                            3,892,330           3,925,634
                                                                          -------------------------------

HEALTHCARE SERVICES (2.3%)
---------------------------------------------------------------------------------------------------------
     PAREXEL International Corporation (b)                      12,100        440,137             447,700
                                                                          -------------------------------

See accompanying notes to schedule of investments.

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 1997
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
Industry Description and Issue                        Number of Shares           Cost     Market Value (a)
---------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGY (2.4%)
---------------------------------------------------------------------------------------------------------
     RealNetworks, Inc. (b)                                     20,000    $   250,000         $   277,500
     Security Dynamics Technologies, Inc. (b)                    5,000        140,625             178,750
                                                                          -------------------------------
                                                                              390,625             456,250
                                                                          -------------------------------

MEDICAL DEVICES/DRUGS (6.1%)
---------------------------------------------------------------------------------------------------------
     Arterial Vascular Engineering, Inc. (b)                     2,900        147,424             188,500
     BioChem Pharma Inc. (b)                                    20,000        430,000             417,500
     Sabratek Corporation (b)                                   19,400        504,223             557,750
                                                                          -------------------------------
                                                                            1,081,647           1,163,750
                                                                          -------------------------------

RESTAURANTS (7.0%)
---------------------------------------------------------------------------------------------------------
     Apple South, Inc.                                          10,800        206,496             141,750
     Hotel Discovery Inc., warrants (b)(d)                      30,900         33,107              32,831
     Rainforest Cafe, Inc. (b)                                  20,300        463,534             669,900
     Starbucks Corp. (b)                                        13,200        489,076             506,550
                                                                          -------------------------------
                                                                            1,192,213           1,351,031
                                                                          -------------------------------

RETAIL (5.7%)
---------------------------------------------------------------------------------------------------------
     Party City Corporation (b)                                 12,700        362,300             409,575
     Petco Animal Supplies, Inc. (b)                            25,500        612,140             612,000
     U.S.A. Floral Products, Inc. (b)                            5,000         65,000              78,750
                                                                          -------------------------------
                                                                            1,039,440           1,100,325
                                                                          -------------------------------

TELECOMMUNICATION INFRASTRUCTURE (7.0%)
---------------------------------------------------------------------------------------------------------
     Advanced Fibre Communications, Inc. (b)                     5,400        149,512             157,275
     At Home Corporation (b)                                    30,700        334,356             771,337
     Geotel Communications Corporation (b)                      11,300        200,417             176,562
     Saville Systems PLC (b)(c)                                  5,600        199,181             232,400
                                                                          -------------------------------
                                                                              883,466           1,337,574
                                                                          -------------------------------

See accompanying notes to schedule of investments.

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 1997
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)
Industry Description and Issue                        Number of Shares           Cost    Market Value (a)
---------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (6.2%)
---------------------------------------------------------------------------------------------------------
     Lightbridge, Inc. (b)                                      12,600    $   192,150         $   239,400
     Mobile Telecommunication Technologies Corp. (b)            15,200        288,800             334,400
     Pacific Gateway Exchange, Inc. (b)                          6,300        153,840             339,019
     RSL Communications, Ltd. (b)                               12,700        290,485             279,400
                                                                          -------------------------------
                                                                              925,275           1,192,219
                                                                          -------------------------------

MISCELLANEOUS (7.3%)
---------------------------------------------------------------------------------------------------------
          ABR Information Services, Inc. (b)                     8,600        227,500             205,325
          Concord EFS, Inc. (b)                                  8,000        222,971             199,000
          Galileo Technology Ltd. (b)                           10,300        175,100             297,412
          Sunrise Assisted Living, Inc. (b)                      5,400        200,475             232,875
          Sykes Enterprises, Incorporated (b)                   23,400        575,228             456,300
                                                                          -------------------------------
                                                                            1,401,274           1,390,912
                                                                          -------------------------------

TOTAL COMMON STOCKS (81.8%)                                                14,249,531          15,707,733
                                                                          -------------------------------
                                                                          -------------------------------

See accompanying notes to schedule of investments.

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 1997
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES
                                                               Principal Amount/
Issue                                                           Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (18.2%)
------------------------------------------------------------------------------------------------------------------------
     Repurchase agreement with Norwest Bank, Minnesota,
     N.A., 4.85% acquired on 12/31/97 and due 1/2/98
     with proceeds of $1,150,310 (collateralized by $1,185,000
     U.S. Treasury Bill, 5.78% due 2/26/98, value, $1,174,335)        $1,150,000        $  1,150,000        $  1,150,000

     Repurchase agreement with Merrill Lynch Government
     Securities, Inc., 6.00% acquired on 12/31/97 and due
     1/2/98 with proceeds of $2,330,777 (collateralized by
     $2,260,000 U.S. Treasury Note, 6.625%, due 7/31/01,
     value including accrued interest, $2,446,550)                     2,330,000           2,330,000           2,330,000
                                                                                        --------------------------------
                                                                                           3,480,000           3,480,000
                                                                                        --------------------------------


MONEY MARKET FUND (0.0%)
------------------------------------------------------------------------------------------------------------------------
     Norwest Treasury Fund, 5.00% (e)                                      2,567               2,567               2,567
                                                                                        --------------------------------


TOTAL SHORT-TERM SECURITIES (18.2%)                                                        3,482,567           3,482,567
                                                                                        --------------------------------
                                                                                        --------------------------------

     Total investments in securities (100.0%)                                           $  17,732,098(f)      19,190,300
                                                                                        -------------
                                                                                        -------------
     Other assets in excess of other liabilities (0.0%)                                                            4,613
                                                                                                            ------------

NET ASSETS (100.0%)                                                                                         $ 19,194,913
                                                                                                            ------------
                                                                                                            ------------

   Notes to Schedule of Investments:
    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b)  Presently non-income producing.

    (c)  American Depositary Receipts.

    (d) The warrants enable the holder to subscribe to one share for every warrant held at $6.50 per share. The warrants can be exercised from November 17, 1997 through November 4, 2001.

    (e) Rate changes to reflect market conditions. Rate disclosed is as of December 31, 1997.

    (f) Cost for federal income tax purposes at December 31, 1997 was $17,785,751. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        ------------------------------------------------------------------
        Gross unrealized appreciation                           $2,070,108
        Gross unrealized depreciation                             (665,559)
                                                               -----------
        Net unrealized appreciation                             $1,404,549
        ------------------------------------------------------------------

                                                                              13

JUNDT ASSOCIATES' APPROACH TO INVESTING: OPPORTUNITY FUND
--------------------------------------------------------------------------------

THE OPPORTUNITY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION BY utilizing an aggressive yet very flexible investment program. While a percentage of equity holdings in the Opportunity Fund may at times mirror those in the Growth and the U.S. Emerging Growth Funds, the Opportunity Fund also may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the Investment Adviser, to enable the Opportunity Fund to achieve its objective of capital appreciation. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 1997
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
[CHART]

Computer Services/
Hardware & Software                15.9%

Miscellaneous                      14.9%

Telecommunications                 16.8%

Energy                             17.4%

Internet Technology                 1.0%

Retail                              8.6%

Restaurants                         5.9%

Medical Devices/Drugs              12.9%

PERFORMANCE DATA: OPPORTUNITY FUND (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
[GRAPH]

Plot points for JUNDT OPPORTUNITY FUND as of December 31, 1997.

                             WITHOUT SALES CHARGE
               JUNDT
            OPPORTUNITY
              FUND(1)        RUSSELL 3000      LIPPER CAPITAL
  DATE        CLASS A          INDEX(2)       APPR FUND INDEX(3)
----------------------------------------------------------------
12-26-96      $10,000          $10,000             $10,000
12-31-96      $ 9,870          $ 9,885             $10,010
12-31-97      $13,932          $13,027             $11,998


                              WITH SALES CHARGE

               JUNDT
            OPPORTUNITY
              FUND(1)
  DATE        CLASS A
------------------------
12-26-96      $ 9,475
12-31-96      $ 9,352
12-31-97      $13,200

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 1997)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      SINCE
                                             1-YEAR               INCEPTION(4)
JUNDT OPPORTUNITY CLASS A
Without sales charge*                         41.15%                  38.69%
With sales charge (a)                         33.74                   31.51

JUNDT OPPORTUNITY CLASS B
Without sales charge*                         40.25                   37.82
With sales charge (b)                         36.25                   33.89

JUNDT OPPORTUNITY CLASS C
Without sales charge*                         40.12                   37.70
With sales charge (c)                         39.12                   37.70

JUNDT OPPORTUNITY CLASS I                     41.45                   38.99

RUSSELL 3000 INDEX                            31.79                   29.81

LIPPER CAPITAL APPRECIATION
FUND INDEX                                    19.86                   19.70

--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
(a) maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1) Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares (which are not subject to any sales charges) over the same time period was $13,443, $13,830 and $13,961, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class. Prior to April 22, 1997, Class I shares were referred to as Class A shares, and the current Class A shares were referred to as Class D shares.

(2) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 26, 1996.

(3) The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 26, 1996.

(4) Inception date is December 26, 1996 for both the Fund's shares and index data.

PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE, AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK. FOR MORE INFORMATION, SEE THE FUND'S PROSPECTUS FOR A DESCRIPTION OF RISKS THAT MAY BE ASSOCIATED WITH AN INVESTMENT IN THE FUND. PERFORMANCE INFORMATION RELATING TO JUNDT OPPORTUNITY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS                                        December 31, 1997
--------------------------------------------------------------------------------


COMMON STOCKS
Industry Description and Issue                        Number of Shares                Cost     Market Value (a)
--------------------------------------------------------------------------------------------------------------
CLIENT SERVER SOFTWARE (4.2%)
--------------------------------------------------------------------------------------------------------------
     HBO & Company                                               4,000        $    170,250     $       192,000
     Peoplesoft Inc. (b)                                         3,400             102,715             132,600
                                                                              --------------------------------
                                                                                   272,965             324,600
                                                                              --------------------------------

COMPUTER HARDWARE (2.8%)
--------------------------------------------------------------------------------------------------------------
     Compaq Computer Corporation                                 3,900             254,709             220,106
                                                                              --------------------------------

COMPUTER SERVICES/SOFTWARE (7.6%)
--------------------------------------------------------------------------------------------------------------
     Compuware Corporation (b)                                   6,800             240,550             217,600
     Microsoft Corporation (b)                                   2,900             392,712             374,825
                                                                              --------------------------------
                                                                                   633,262             592,425
                                                                              --------------------------------

DATABASE SOFTWARE (1.3%)
--------------------------------------------------------------------------------------------------------------
     J.D. Edwards & Company (b)                                  3,400             117,327             100,300
                                                                              --------------------------------

ENERGY (14.8%)
--------------------------------------------------------------------------------------------------------------
     Cooper Cameron Corporation (b)                              1,000              65,896              61,000
     Global Marine Inc. (b)                                      4,000              95,240              98,000
     IRI International Corporation (b)                           7,000             126,000              98,000
     Santa Fe International Corporation                          3,000             147,180             122,062
     Schlumberger Limited                                        4,000             327,553             322,000
     Smith International, Inc. (b)                               5,500             397,955             337,562
     Swift Energy Company (b)                                    5,170             133,938             108,893
                                                                              --------------------------------
                                                                                 1,293,762           1,147,517
                                                                              --------------------------------

INTERNET TECHNOLOGY (1.0%)
--------------------------------------------------------------------------------------------------------------
     Security Dynamics Technologies, Inc. (b)                    2,100              59,063              75,075
                                                                              --------------------------------

MEDICAL DEVICES/DRUGS (12.9%)
--------------------------------------------------------------------------------------------------------------
     Eli Lilly and Company                                       2,200             151,423             153,175
     Guidant Corporation                                         1,900              87,721             118,275
     Pfizer Inc.                                                 3,200             233,696             238,600
     Warner-Lambert Company                                      4,000             539,632             496,000
                                                                              --------------------------------
                                                                                 1,012,472           1,006,050
                                                                              --------------------------------


See accompanying notes to schedule of investments.

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 1997
--------------------------------------------------------------------------------


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                        Number of Shares                Cost     Market Value (a)
--------------------------------------------------------------------------------------------------------------
RESTAURANTS (5.9%)
--------------------------------------------------------------------------------------------------------------
     Hotel Discovery Inc., warrants (b) (c)                     12,100        $     12,964     $        12,856
     Rainforest Cafe, Inc. (b)                                   7,600             229,900             250,800
     Starbucks Corp. (b)                                         5,100             171,565             195,713
                                                                              --------------------------------
                                                                                   414,429             459,369
                                                                              --------------------------------

RETAIL (8.6%)
--------------------------------------------------------------------------------------------------------------
     AutoZone, Inc. (b)                                         12,000             355,262             348,000
     The Home Depot, Inc.                                        5,500             317,611             323,813
                                                                              --------------------------------
                                                                                   672,873             671,813
                                                                              --------------------------------

TELECOMMUNICATION INFRASTRUCTURE (11.1%)
--------------------------------------------------------------------------------------------------------------
     ADC Telecommunications, Inc. (b)                            3,000              92,625             125,250
     At Home Corporation (b)                                    19,100             496,095             479,887
     Cisco Systems, Inc. (b)                                     4,650             253,545             259,238
                                                                              --------------------------------
                                                                                   842,265             864,375
                                                                              --------------------------------

WIRELESS/TELECOMMUNICATION SERVICES (5.7%)
--------------------------------------------------------------------------------------------------------------
     AirTouch Communications, Inc. (b)                           7,500             282,450             311,719
     Mobile Telecommunication Technologies Corp. (b)             6,200             117,800             136,400
                                                                              --------------------------------
                                                                                   400,250             448,119
                                                                              --------------------------------

MISCELLANEOUS (14.9%)
--------------------------------------------------------------------------------------------------------------
     ABR Information Services, Inc. (b)                          4,300             129,538             102,663
     Atlantic Coast Airlines, Inc.                               3,900             118,950             123,825
     Bright Horizons Inc. (b)                                   11,000             143,000             206,250
     C.H. Robinson Worldwide, Inc.                              20,000             360,000             447,500
     Sykes Enterprises, Incorporated (b)                        14,100             363,075             274,950
                                                                              --------------------------------
                                                                                 1,114,563           1,155,188
                                                                              --------------------------------

TOTAL COMMON STOCKS (90.8%)                                                      7,087,940           7,064,937
                                                                              --------------------------------
                                                                              --------------------------------


See accompanying notes to schedule of investments.

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 1997
--------------------------------------------------------------------------------


CONVERTIBLE CORPORATE BONDS
                                                     Principal Amount/
Industry Description and Issue                        Number of Shares                Cost     Market Value (a)
--------------------------------------------------------------------------------------------------------------
ENERGY (2.6%)
--------------------------------------------------------------------------------------------------------------
     Lowes Corp., 3.125%, 9/15/07                          $  206,000         $    232,780     $       206,257
                                                                              --------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS (2.6%)                                           232,780             206,257
                                                                              --------------------------------
                                                                              --------------------------------


SHORT-TERM SECURITIES (7.3%)
Issue
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.3%)
--------------------------------------------------------------------------------------------------------------
     Repurchase agreement with Norwest Bank,
      Minnesota, N.A., 4.75% acquired on 12/31/97
      and due 1/2/98 with proceeds of $568,150
      (collateralized by $585,000 U.S. Treasury
      Bills, 5.78%, due 2/26/98, value, $579,735)             568,000              568,000             568,000
                                                                              --------------------------------

MONEY MARKET FUND (0.0%)
--------------------------------------------------------------------------------------------------------------
     Norwest Treasury Fund, 5.00% (d)                             533                  533                 533
                                                                              --------------------------------

TOTAL SHORT-TERM SECURITIES (7.3%)                                                 568,533             568,533
                                                                              --------------------------------
                                                                              --------------------------------

     Total investments in securities (100.7%)                                 $  7,889,253(e)        7,839,727
     Liabilities in excess of other assets (-0.7%)                            ------------             (57,639)
                                                                              ------------        ------------
NET ASSETS (100.0%)                                                                               $  7,782,088
                                                                                                  ------------
                                                                                                  ------------

  Notes to Schedule of Investments:
     Percentage of investments as shown is the ratio of the total market value to total net assets.
     (a) Securities are valued by procedures described in note 2 to the financial statements.
     (b)  Presently non-income producing.
     (c) The warrants enable the holder to subscribe to one share for every warrant held at $6.50 per share. The warrants can be exercised from November 17, 1997 through November 4, 2001.
     (d) Rate changes to reflect market conditions. Rate disclosed is as of December 31, 1997.
     (e) Also represents cost for federal income tax purposes as of December 31, 1997. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

          -----------------------------------------------------
          Gross unrealized appreciation              $  400,678
          Gross unrealized depreciation                (450,204)
                                                     ----------
          Net unrealized depreciation                $  (49,526)
          -----------------------------------------------------

FINANCIAL STATEMENTS                                           December 31, 1997
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
                                                                            Jundt        Jundt U.S.        Jundt          Jundt
                                                                            Growth        Emerging      Opportunity    Twenty-Five
                                                                             Fund        Growth Fund       Fund            Fund
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
     Investment in securities, at market value (note 2) including repurchase agreements of $3,274,000, $3,480,000, $568,000
       and $0, respectively (identified cost: $63,595,220,
       $17,732,098, $7,889,253 and $0, respectively)                      $82,036,531    $19,190,300    $ 7,839,727    $        --
     Cash                                                                          --             --          1,538             40
     Receivable for capital shares sold                                       173,362         58,741         71,740      1,000,000
     Dividends and accrued interest receivable                                 36,920            553          3,035             --
     Receivable from investment adviser                                            --          2,503             --             --
     Deferred organization costs                                                   --         52,090         33,884         64,000
     Prepaid expenses                                                          21,184         17,473         13,334             --
                                                                          --------------------------------------------------------
       Total assets                                                        82,267,997     19,321,660     7,963,258       1,064,040
                                                                          --------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
     Payable for capital shares redeemed                                      155,432         15,563             14             --
     Payable for securities purchased                                              --             --        118,950             --
     Accrued investment advisory fee                                           69,401         16,040         18,037             --
     Accrued administrative fee                                                13,880          3,208          1,306             --
     Interest payable (note 5)                                                     --             --            234             --
     Accrued distribution fee                                                     308          4,882          2,505             --
     Organization costs payable                                                    --             --             --         64,000
     Accrued expenses and other liabilities                                   192,069         87,054         40,124             --
                                                                          --------------------------------------------------------
       Total liabilities                                                      431,090        126,747        181,170         64,000
                                                                          --------------------------------------------------------
     Net assets applicable to outstanding capital stock                   $81,836,907    $19,194,913    $ 7,782,088    $ 1,000,040
                                                                          --------------------------------------------------------
                                                                          --------------------------------------------------------

NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------------------------
     Capital stock (note 1)                                               $64,375,588    $17,502,085    $ 7,965,684    $ 1,000,040
     Net investment loss                                                           --        (43,835)       (37,756)            --
     Accumulated net realized gain (loss) on investments                     (979,992)       278,461        (96,314)            --
     Unrealized appreciation (depreciation) on investments                 18,441,311      1,458,202        (49,526)            --
                                                                          --------------------------------------------------------
     Total, representing net assets applicable to
       outstanding capital stock                                          $81,836,907    $19,194,913    $ 7,782,088    $ 1,000,040
                                                                          --------------------------------------------------------
                                                                          --------------------------------------------------------
     Net assets applicable to outstanding Class A shares                  $   604,332    $ 2,117,280    $ 1,084,103    $    10,010
                                                                          --------------------------------------------------------
                                                                          --------------------------------------------------------
     Net assets applicable to outstanding Class B shares                  $   189,330    $ 3,785,969    $ 2,297,759    $    10,010
                                                                          --------------------------------------------------------
                                                                          --------------------------------------------------------
     Net assets applicable to outstanding Class C shares                  $    79,593    $ 1,518,720    $   427,490    $    10,010
                                                                          --------------------------------------------------------
                                                                          --------------------------------------------------------
     Net assets applicable to outstanding Class I shares                  $80,963,652    $11,772,944    $ 3,972,736    $   970,010
                                                                          --------------------------------------------------------
                                                                          --------------------------------------------------------

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
     Class A shares of capital stock outstanding:
       42,560, 161,777, 98,307 and 1,001, respectively                         $14.20         $13.09         $11.03         $10.00
                                                                          --------------------------------------------------------
                                                                          --------------------------------------------------------
     Class B shares of capital stock outstanding:
       13,536, 293,588, 210,034 and 1,001, respectively                        $13.99         $12.90         $10.94         $10.00
                                                                          --------------------------------------------------------
                                                                          --------------------------------------------------------
     Class C shares of capital stock outstanding:
       5,698, 117,915, 39,107 and 1,001, respectively                          $13.97         $12.88         $10.93         $10.00
                                                                          --------------------------------------------------------
                                                                          --------------------------------------------------------
     Class I shares of capital stock outstanding:
       5,668,185, 888,420, 359,196 and 97,001, respectively                    $14.28         $13.25         $11.06         $10.00
                                                                          --------------------------------------------------------
                                                                          --------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

FINANCIAL STATEMENTS (CONTINUED)                               December 31, 1997
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS


                                                                     Jundt            Jundt U.S. Emerging         Jundt
For the year ended 12/31/97                                       Growth Fund             Growth Fund        Opportunity Fund
-----------------------------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------------------------
     Interest                                                       $    381,084              $   148,160        $     25,647
     Dividends                                                           264,399                    1,914               8,323
                                                                    ---------------------------------------------------------
                                                                         645,483                  150,074              33,970
                                                                    ---------------------------------------------------------
EXPENSES (note 4)
-----------------------------------------------------------------------------------------------------------------------------
     Investment management fee                                           906,945                  163,666              61,941
     Transfer agent fee                                                  265,335                  130,483              64,666
     Administrative fee                                                  181,389                   32,733               9,529
     Legal fees                                                           88,270                   34,155              11,368
     Reports to shareholders                                              67,795                   11,284               1,383
     Directors' fees                                                      63,075                   10,680               6,663
     Registration fee                                                     58,595                   47,689              50,362
     Audit fees                                                           57,119                    6,347              10,884
     Custodian fee                                                        29,268                   19,559              15,336
     Amortization of deferred organization costs                              --                   17,345              56,638
     Account maintenance fee:
      Class A                                                              1,174                    4,219               1,357
      Class B                                                                237                    6,438               2,000
      Class C                                                                 40                    4,282                 581
     Distribution fee:
      Class B                                                                709                   19,313               5,998
      Class C                                                                120                   12,846               1,742
     Other                                                                35,435                   33,062              12,519
                                                                    ---------------------------------------------------------
        Total expenses before interest expense
        and reimbursement                                              1,755,506                  554,101             312,967
     Interest expense (note 5)                                                --                       --              15,645
     Reimbursement of expenses                                                --                 (253,321)           (211,036)
                                                                    ---------------------------------------------------------
        Expenses after interest expense and reimbursement              1,755,506                  300,780             117,576
                                                                    ---------------------------------------------------------
     Net investment loss                                              (1,110,023)                (150,706)            (83,606)
                                                                    ---------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
     Net realized gain on investments and futures
       transactions (note 3)                                           8,023,453                4,679,699           1,467,120
     Net realized gain on short sale transactions (note 3)                    --                       --              30,942
     Net realized gain on investments, futures                      ---------------------------------------------------------
       transactions and short sale transactions                        8,023,453                4,679,699           1,498,062
     Net change in unrealized appreciation (depreciation)
       on investments                                                  2,470,376                  100,400             (44,463)
                                                                    ---------------------------------------------------------
        Net gain on investments                                       10,493,829                4,780,099           1,453,599
                                                                    ---------------------------------------------------------
     Net increase in net assets resulting from operations           $  9,383,806              $ 4,629,393        $  1,369,993
                                                                    ---------------------------------------------------------
                                                                    ---------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

FINANCIAL STATEMENTS (CONTINUED)                               December 31, 1997
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS


                                                                      Jundt
For the year ended 12/31/97                                     Opportunity Fund
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH
--------------------------------------------------------------------------------
Cash flows used for operating activities
     Dividends and interest received                            $         30,935
     Operating expenses paid                                            (207,819)
     Organization and offering expenses paid                             (90,637)
     Reimbursement from investment adviser                               211,151
     Interest paid                                                       (15,411)
     Purchases of short-term investments, net                           (568,533)
     Purchases of long-term investments                              (18,604,747)
     Proceeds from sales of long-term investments                     12,858,607
     Proceeds from short sale transactions                             1,903,230
     Purchases to close short sale transactions                       (1,872,288)
     Net cash provided by futures transactions                            11,489
                                                                ----------------
        Net cash used for operating activities                        (6,344,023)
                                                                ----------------

Cash flows provided by financing activities
     Net capital share transactions                                    6,393,664
     Distributions paid                                                 (160,409)
     Proceeds from borrowings                                          4,123,700
     Repayment of borrowings                                          (4,123,700)
                                                                ----------------
        Net cash provided by financing activities                      6,233,255
                                                                ----------------
Net decrease in cash                                                    (110,768)
     Cash at beginning of year                                           112,306
                                                                ----------------
     Cash at end of year                                        $          1,538
                                                                ----------------

RECONCILIATION OF NET DECREASE IN NET ASSETS FROM OPERATIONS
 TO NET CASH USED FOR OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations            $      1,369,993
                                                                ----------------
     Increase in investments                                          (6,253,931)
     Net realized gain on investments and futures transactions        (1,467,120)
     Net realized gain on short sale transactions                        (30,942)
     Net change in unrealized depreciation on investments                 44,463
     Net cash provided by futures transactions                            11,489
     Increase in dividends and accrued interest receivable                (3,035)
     Decrease in receivable from investment adviser                          115
     Increase in other assets                                             (5,333)
     Decrease in payable for securities purchased                        (29,800)
     Increase in interest payable                                            234
     Increase in accrued expenses and other liabilities                   19,844
                                                                ----------------
     Total adjustments                                                (7,714,016)
                                                                ----------------
Net cash used for operating activities                          $     (6,344,023)
                                                                ----------------
                                                                ----------------
--------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                    Jundt Growth Fund
                                                                                            ---------------------------------
                                                                                             Year ended          Year ended
                                                                                              12/31/97            12/31/96
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                                    $  (1,110,023)      $  (1,644,515)
     Net realized gain (loss) on investments, futures transactions
       and short sale transactions                                                              8,023,453          (3,183,866)
     Net change in unrealized appreciation (depreciation) on investments                        2,470,376          18,490,415
                                                                                            ---------------------------------
     Net increase (decrease) in net assets resulting from operations                            9,383,806          13,662,034
                                                                                            ---------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
     Realized capital gains-net                                                                (4,654,856)           (564,175)
                                                                                            ---------------------------------

CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
     Net proceeds from shares sold:
       Class A shares                                                                             370,587             343,477
       Class B shares                                                                             206,044              41,423
       Class C shares                                                                              75,777               1,058
       Class I shares                                                                             624,608           6,424,907
     Distributions reinvested:
       Class A shares                                                                              26,802               1,684
       Class B shares                                                                               9,539                   7
       Class C shares                                                                               1,574                   7
       Class I shares                                                                           3,135,404              90,076
     Cost of shares redeemed:
       Class A shares                                                                            (133,803)            (24,053)
       Class B shares                                                                             (60,621)            (10,397)
       Class C shares                                                                                  --                  --
       Class I shares                                                                         (23,984,987)        (63,771,073)
                                                                                            ---------------------------------
     Net increase (decrease)
       in net assets from capital
       share transactions                                                                     (19,729,076)        (56,902,884)
                                                                                            ---------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                                  (15,000,126)        (43,805,025)
     Net assets at beginning of period                                                         96,837,033         140,642,058
                                                                                            ---------------------------------
     Net assets at end of period                                                            $  81,836,907       $  96,837,033
                                                                                            ---------------------------------
                                                                                            ---------------------------------

-----------------------------------------------------------------------------------------------------------------------------

* Commencement of investment operations.
See accompanying notes to financial statements.

                                                               December 31, 1997
--------------------------------------------------------------------------------


                                                                  Jundt U.S. Emerging Growth Fund       Jundt Opportunity Fund
                                                                ------------------------------------------------------------------
                                                                                     Period from                       Period from
                                                                     Year Ended        1/2/96*        Year ended        12/26/96*
                                                                      12/31/97       to 12/31/96       12/31/97        to 12/31/96
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                           $  (150,706)      $  (144,784)      $  (83,606)     $      (108)
     Net realized gain (loss) on investments, futures
       transactions and short sale transactions                      4,679,699         1,574,974        1,498,062               --
     Net change in unrealized appreciation (depreciation)
       on investments                                                  100,400         1,357,802          (44,463)          (5,063)
                                                                ------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from operations                                               4,629,393         2,787,992        1,369,993           (5,171)
                                                                ------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
     Realized capital gains-net                                     (3,890,930)       (1,862,519)      (1,581,765)              --
                                                                ------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
     Net proceeds from shares sold:
       Class A shares                                                  958,365         2,926,089          877,406          113,086
       Class B shares                                                1,851,712         1,761,699        2,322,887            1,070
       Class C shares                                                  552,081         2,033,013          402,101            1,080
       Class I shares                                                  610,384         8,657,503        3,572,825          290,070
     Distributions reinvested:
       Class A shares                                                  287,832           175,743          200,988               --
       Class B shares                                                  740,993           140,248          422,132               --
       Class C shares                                                  309,113            75,849           81,151               --
       Class I shares                                                2,200,213           303,212          717,064               --
     Cost of shares redeemed:
       Class A shares                                                 (402,649)       (2,007,745)         (34,953)              --
       Class B shares                                                 (373,611)          (25,044)         (55,497)              --
       Class C shares                                               (1,301,365)         (314,960)         (25,337)              --
       Class I shares                                                 (751,255)         (976,443)        (887,042)              --
                                                                ------------------------------------------------------------------
     Net increase (decrease)
       in net assets from capital
       share transactions                                            4,681,813        12,749,164        7,593,725          405,306
                                                                ------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                         5,420,276        13,674,637        7,381,953          400,135
     Net assets at beginning of period                              13,774,637           100,000          400,135               --
                                                                ------------------------------------------------------------------
     Net assets at end of period                                   $19,194,913       $13,774,637      $ 7,782,088      $   400,135
                                                                ------------------------------------------------------------------
                                                                ------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)


                                                                                                     Jundt Growth Fund
                                                                                            ---------------------------------
                                                                                             Year ended          Year ended
                                                                                              12/31/97            12/31/96
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
     Shares sold:
       Class A shares                                                                              25,010              26,465
       Class B shares                                                                              14,104               3,403
       Class C shares                                                                               5,410                  83
       Class I shares                                                                              43,234             523,768
     Shares issued for dividends reinvested:
       Class A shares                                                                               1,997                 122
       Class B shares                                                                                 721                   1
       Class C shares                                                                                 120                   1
       Class I shares                                                                             232,252               6,532
     Shares redeemed:
       Class A shares                                                                              (9,331)             (1,787)
       Class B shares                                                                              (4,036)               (740)
       Class C shares                                                                                  --                  --
       Class I shares                                                                          (1,655,398)         (5,248,054)
                                                                                            ---------------------------------
     Net increase (decrease) in shares outstanding                                             (1,345,917)         (4,690,206)
                                                                                            ---------------------------------
                                                                                            ---------------------------------


-----------------------------------------------------------------------------------------------------------------------------

*Commencement of investment operations.
See accompanying notes to financial statements.

                                                               December 31, 1997
--------------------------------------------------------------------------------



                                                          JUNDT U.S. EMERGING GROWTH FUND           JUNDT OPPORTUNITY FUND
                                                      -----------------------------------------------------------------------------
                                                        YEAR ENDED         PERIOD FROM          YEAR ENDED         PERIOD FROM
                                                          12/31/97     1/2/96* TO 12/31/96       12/31/97     12/26/96* TO 12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
     Shares sold:
       Class A shares                                       63,886                 239,635          70,697                   11,309
       Class B shares                                      120,487                 128,454         173,963                      107
       Class C shares                                       37,559                 159,854          33,112                      108
       Class I shares                                       43,886                 751,525         326,742                   29,007
     Shares issued for dividends reinvested:
       Class A shares                                       23,212                  14,253          18,926                       --
       Class B shares                                       60,638                  11,420          40,088                       --
       Class C shares                                       25,337                   6,187           7,707                       --
       Class I shares                                      175,316                  24,433          67,330                       --
     Shares redeemed:
       Class A shares                                      (28,016)               (151,293)         (2,625)                      --
       Class B shares                                      (25,701)                 (1,810)         (4,124)                      --
       Class C shares                                      (87,924)                (23,198)         (1,820)                      --
       Class I shares                                      (52,145)                (64,295)        (63,883)                      --
                                                      -----------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding         356,535               1,095,165         666,113                   40,531
                                                      -----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                  December 31, 1997


1. ORGANIZATION

The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") commenced operations on September 3, 1991 as a diversified, closed-end investment company and converted to an open-end investment company immediately following the close of business on December 28, 1995. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") are funds within Jundt Funds, Inc. (the "Company"). The Company accounts separately for the assets, liabilities and operations of each fund. U.S. Emerging Growth Fund, a diversified fund of the Company, commenced operations on January 2, 1996. The only transaction of U.S. Emerging Growth Fund prior to commencement of investment operations was the sale of 100 shares of each Class A, Class B and Class C and 9,700 shares of Class I to a principal of Jundt Associates, Inc. (the "Adviser") for $100,000 ($10 per share). Opportunity Fund, a non-diversified fund of the Company, commenced operations on December 26, 1996. Twenty-Five Fund, a non-diversified fund of the Company, had not commenced investment operations as of December 31, 1997. The only transactions of Twenty-Five Fund as of December 31, 1997 were the sale of shares to a principal of the Adviser. Accordingly, statements of operations and changes in net assets and financial highlights have not been presented.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Prior to April 22, 1997, Class I shares of each fund then in existence were referred to as Class A shares, and the current Class A shares of each such fund were referred to as Class D shares. Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the funds. Class A shares of each fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Funds' Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion common shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund.

The investment objective of each fund is as follows:

- Growth Fund--to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

- U.S. Emerging Growth Fund--to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging growth companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

- Opportunity Fund--to provide capital appreciation by employing an aggressive yet flexible investment program emphasizing investments in domestic companies that are believed by the Adviser to have significant potential for capital appreciation.

- Twenty-Five Fund--to provide long-term capital appreciation by investing in a core portfolio of approximately 20 to 30 issues of common stock.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the funds are as follows.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 1997


INVESTMENT IN SECURITIES

Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES

The funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the funds. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made.

Growth Fund--accumulated net investment loss has been decreased by $1,110,023, resulting in a reclassification adjustment to decrease paid-in capital by $1,110,023; U.S. Emerging Growth Fund--accumulated net investment loss has been decreased by $106,871, and accumulated net realized gain on investments has been decreased by $95,324, resulting in a reclassification adjustment to decrease paid-in capital by $11,547; Opportunity Fund--accumulated net investment loss has been decreased by $45,850, and accumulated net realized loss on investments has been increased by $12,611, resulting in a reclassification adjustment to decrease paid-in capital by $33,239. These reclassifications have no effect on net assets or net asset value per share.

For federal income tax reporting purposes, U.S. Emerging Growth Fund and Opportunity Fund changed their tax year end to August 31 from December 31. As a result of differing book and tax year-ends for these funds, timing differences may arise between the ultimate classification of net operating losses to paid-in capital in accordance with generally accepted accounting principles.

REPURCHASE AGREEMENTS

The funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. government securities) at a mutually agreed upon time and price. The funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES

The funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS: For hedging purposes, the funds may purchase and sell put and call options on portfolio securities. Opportunity Fund and Twenty-Five Fund may also use options for purposes of increasing investment return.

The risk associated with purchasing an option is that the funds pay a premium whether or not the option is exercised. Additionally, the funds bear the risk of loss of premium and

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 1997


change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the funds write an option, the premium received by the funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the funds. In writing an option, the funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the funds could result in the funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS: The funds may purchase or sell financial futures contracts for hedging purposes. Opportunity Fund and Twenty-Five Fund may also use financial futures contracts for purposes of increasing investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the funds as unrealized gains or losses. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SHORT SALE TRANSACTIONS: Opportunity Fund and Twenty-Five Fund may engage in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. As of December 31, 1997, there were no open short sales.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each fund.

EXPENSES

Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among the funds on a pro rata basis.

DEFERRED ORGANIZATION AND OFFERING COSTS

Organization costs were incurred in connection with the start-up and initial registration of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. These costs are being amortized over 60 months on a straight-line basis from the commencement of investment operations of such fund. In the event any of the initial shares are redeemed during the period that the funds are amortizing their organizational costs, the redemption proceeds payable will be reduced by the unamortized organization costs in the same ratio as the number of initial shares being redeemed to the number of initial shares outstanding at the time of redemption.

Offering costs were capitalized by the funds and amortized over twelve months commencing with operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

For the year ended December 31, 1997 for Growth Fund, U.S. Emerging Growth Fund and Opportunity Fund, the cost

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 1997


of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                     Cost of            Proceeds
                                                   Purchases          from Sales
--------------------------------------------------------------------------------
Growth Fund                                      $96,867,844        $119,973,931
U.S. Emerging
   Growth Fund                                   $35,640,433        $ 36,775,588
Opportunity Fund
   Long-term investment transactions             $18,574,947        $ 12,858,607
   Short sale transactions                       $ 1,872,288        $  1,903,230
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
AND TRANSACTIONS WITH AFFILIATES

The funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each fund. For such services, each fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund--1% of each fund's average daily net assets; Opportunity Fund and Twenty-Five Fund--1.3% of each fund's average daily net assets. The Adviser has voluntarily agreed to reimburse certain expenses in U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. Such voluntary expense reimbursement may be discontinued or modified at the Adviser's sole discretion.

The funds have entered into administration agreements with Princeton Administrators, L.P. (the "Administrator") which provide the Administrator with a monthly administrative fee in an amount equal to an annualized rate of 0.20% of each fund's average daily net assets not exceeding $600,000,000 and 0.175% of each fund's average daily net assets in excess of $600,000,000, subject to an annual minimum fee of $125,000 for each fund (except Twenty-Five Fund, whose annual minimum is $40,000). For the period ended December 31, 1996 and for the year ended December 31, 1997, the Administrator has agreed to waive the annual minimum fee provision for U.S. Emerging Growth Fund and Opportunity Fund. For its fee, the Administrator provides certain administrative, accounting, clerical and record keeping services for each fund.

The funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each fund's shares. Pursuant to the Distribution Plans adopted by each fund in accordance with Rule 12b-1 under the Act, each fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each fund's shares as follows:

                                                     Account
                                                 Maintenance        Distribution
                                                         Fee                 Fee
--------------------------------------------------------------------------------
Class A                                                0.25%                  --
Class B                                                0.25%               0.75%
Class C                                                0.25%               0.75%
--------------------------------------------------------------------------------

In addition to the investment management fee, the administrative fee and account maintenance and distribution fees, each fund is responsible for paying most other operating expenses, including directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, audit and accounting services, insurance and other miscellaneous expenses.

Legal fees of $65,616 for the year ended December 31, 1997 for Growth Fund, $21,950 for U.S. Emerging Growth Fund and $8,558 for Opportunity Fund were paid to a law firm of which the secretary of each fund is a partner. Certain officers and/or directors of each fund are officers and/or directors of the Adviser and/or the Distributor. The Company and Growth Fund pay each director who is not an "affiliated person" as defined in the Act a combined fee of $13,000 per year plus $1,300 for each meeting attended.

5. BANK BORROWING

The Opportunity Fund entered into a Line of Credit Agreement with Norwest Bank, Minnesota, N.A., for an amount not to exceed the lesser of $3,000,000 or 30% of the Fund's assets. At December 31, 1997, Opportunity Fund had no loans outstanding. For the year ended December 31, 1997, the average daily amount of the loan outstanding was $499,553 at a weighted average interest rate of 8.50%. The maximum amount of the loan outstanding at any time during the period was $1,081,137, or 13.6% of total assets. The loan was collateralized by certain Opportunity Fund investments.

6. FINANCIAL HIGHLIGHTS -- GROWTH FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental data and ratio information for each period indicated are as follows. (For periods prior to December 31, 1995, the Fund operated as a closed-end investment company.)

                                                                 YEAR ENDED 12/31/97
                                                     --------------------------------------------
PER SHARE DATA                                        CLASS A    CLASS B     CLASS C     CLASS I
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $13.64      $13.56      $13.54      $13.69
                                                     --------------------------------------------
Operations:
  Investment loss-net                                  (0.23)      (0.32)      (0.30)      (0.19)
  Net realized and unrealized gain (loss) on
    investments and futures transactions                1.64        1.60        1.58        1.63
                                                     --------------------------------------------

Total from operations                                   1.41        1.28        1.28        1.44
Distributions to shareholders:
  From investment income-net                              --          --          --          --
  From realized capital gains-net                      (0.85)      (0.85)      (0.85)      (0.85)
  Tax return of capital                                   --          --          --          --
                                                     --------------------------------------------
Net asset value, end of period                        $14.20      $13.99      $13.97      $14.28
                                                     --------------------------------------------
                                                     --------------------------------------------

Total investment return (1)                           10.67%       9.77%       9.82%      10.85%
Net assets at end of period (000s omitted)              $604        $189         $80     $80,964
Ratio of expenses to average net assets                2.18%       2.93%       2.93%       1.93%
Ratio of net investment loss to average net assets   (1.49)%     (2.28)%     (2.32)%     (1.22)%
Portfolio turnover rate (excluding short-term
  securities)                                           115%        115%        115%        115%
Average commission per share (3)                     $0.0600     $0.0600     $0.0600     $0.0600
-------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995 reflect performance of the Growth Fund as a closed-end fund (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares.
(2)  Adjusted to an annual basis.
(3) For fiscal years beginning in 1996, the Growth Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities subject to a commission.

                                                               DECEMBER 31, 1997



                                                                 YEAR ENDED 12/31/96
                                                     ---------------------------------------------
                                                      CLASS A     CLASS B    CLASS C      CLASS I
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $11.95      $11.95     $ 11.95       $11.95
                                                     ---------------------------------------------
Operations:
  Investment loss-net                                  (0.26)      (0.36)      (0.36)       (0.23)
  Net realized and unrealized gain (loss) on
    investments and futures transactions                2.03        2.05        2.03         2.05
                                                     ---------------------------------------------

Total from operations                                   1.77        1.69        1.67         1.82
Distributions to shareholders:
  From investment income-net                              --          --          --           --
  From realized capital gains-net                      (0.08)      (0.08)      (0.08)       (0.08)
  Tax return of capital                                   --          --          --           --
                                                     ---------------------------------------------
Net asset value, end of period                        $13.64      $13.56     $ 13.54       $13.69
                                                     ---------------------------------------------
                                                     ---------------------------------------------

Total investment return (1)                           14.81%      14.14%      13.97%       15.22%
Net assets at end of period (000s omitted)              $340         $37          $2      $96,458
Ratio of expenses to average net assets                2.13%       2.88%       2.88%        1.88%
Ratio of net investment loss to average net assets   (1.81)%     (2.53)%     (2.49)%      (1.56)%
Portfolio turnover rate (excluding short-term
  securities)                                            57%         57%         57%          57%
Average commission per share (3)                     $0.0599     $0.0599     $0.0599      $0.0599
--------------------------------------------------------------------------------------------------


                                                                  PERIOD FROM
                                                     YEAR ENDED        7/1/94  YEAR ENDED   YEAR ENDED
                                                       12/31/95   TO 12/31/94     6/30/94      6/30/93
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $14.95       $13.53        $15.10       $13.78
                                                     -------------------------------------------------
Operations:
  Investment loss-net                                    (0.12)       (0.07)        (0.11)       (0.05)
  Net realized and unrealized gain (loss) on
    investments and futures transactions                  2.71         1.83         (0.57)        1.38
                                                     -------------------------------------------------

Total from operations                                     2.59         1.76         (0.68)        1.33
Distributions to shareholders:
  From investment income-net                                --           --            --        (0.01)
  From realized capital gains-net                        (5.59)          --         (0.52)          --
  Tax return of capital                                     --        (0.34)        (0.37)          --
                                                     -------------------------------------------------
Net asset value, end of period                          $11.95       $14.95        $13.53       $15.10
                                                     -------------------------------------------------
                                                     -------------------------------------------------

Total investment return (1)                             17.81%       13.06%       (4.53)%        9.64%
Net assets at end of period (000s omitted)            $140,642     $223,317      $202,192     $473,768
Ratio of expenses to average net assets                  1.60%        1.58% (2)     1.55%        1.40%
Ratio of net investment loss to average net assets     (0.72)%      (0.98)% (2)   (0.63)%      (0.36)%
Portfolio turnover rate (excluding short-term
  securities)                                             155%          19%           70%          66%
Average commission per share (3)                           N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 1997

6. FINANCIAL HIGHLIGHTS -- U.S. EMERGING GROWTH FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental data and ratio information for each period indicated are as follows:

                                                        YEAR ENDED 12/31/97                   PERIOD FROM 1/2/96* TO 12/31/96
                                      -------------------------------------------------------------------------------------------
PER SHARE DATA                         CLASS A     CLASS B     CLASS C     CLASS I    CLASS A     CLASS B     CLASS C    CLASS I
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $12.42      $12.37      $12.36      $12.51     $10.00      $10.00       $10.00     $10.00
                                      ------------------------------------------------------------------------------------------
Operations:
  Investment loss-net                   (0.11)      (0.21)      (0.21)      (0.07)     (0.14)      (0.24)      (0.24)     (0.11)
  Net realized and unrealized
    gain on investments and
    futures transactions                 4.09        4.05        4.04        4.12       4.47        4.52        4.51       4.53
                                      ------------------------------------------------------------------------------------------

Total from operations                    3.98        3.84        3.83        4.05       4.33        4.28        4.27       4.42
Distributions to shareholders:
  From realized capital gains-net       (3.31)      (3.31)      (3.31)      (3.31)     (1.91)      (1.91)      (1.91)     (1.91)
                                      ------------------------------------------------------------------------------------------
Net asset value, end of period         $13.09      $12.90      $12.88      $13.25     $12.42      $12.37      $12.36     $12.51
                                      ------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------------------

Total investment return (1)            33.54%      32.55%      32.50%      33.87%      43.40%      42.90%      42.82%     44.32%
Net assets at end of period
  (000s omitted)                       $2,117      $3,786      $1,519     $11,773      $1,275      $1,709      $1,766     $9,025
Ratio of expenses, before
  reimbursement, to
  average net assets                    3.35%       4.10%       4.10%       3.10%       3.83%(2)    3.62%(2)    4.32%(2)   3.44%(2)
Ratio of expenses, net of
  reimbursement, to
  average net assets                    1.80%       2.55%       2.55%       1.55%       1.80%(2)    2.55%(2)    2.55%(2)   1.55%(2)
Ratio of net investment loss
  to average net assets               (0.88)%     (1.63)%     (1.63)%     (0.63)%     (1.36)%(2)  (2.15)%(2)  (2.13)%(2) (1.09)%(2)
Portfolio turnover rate
  (excluding short-term securities)      264%        264%        264%        264%        204%        204%        204%       204%
Average commission per share          $0.0600     $0.0600     $0.0600     $0.0600     $0.0600     $0.0600     $0.0600    $0.0600
--------------------------------------------------------------------------------------------------------------------------------

*Commencement of investment operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) Adjusted to an annual basis.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                      December 31, 1997


6. FINANCIAL HIGHLIGHTS -- OPPORTUNITY FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental data and ratio information for each period indicated are as follows:

                                                   YEAR ENDED 12/31/97                    PERIOD FROM 12/26/96* TO 12/31/96
                                      -------------------------------------------     -------------------------------------------
PER SHARE DATA                        CLASS A     CLASS B     CLASS C     CLASS I     CLASS A     CLASS B     CLASS C     CLASS I
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $9.87       $9.87       $9.87       $9.87      $10.00      $10.00      $10.00      $10.00
                                      -------------------------------------------------------------------------------------------
Operations:
  Investment loss-net                   (0.17)      (0.26)      (0.25)      (0.14)         --          --          --          --
  Net realized and unrealized gain
    (loss) on investments, futures
    transactions and short
    sale transactions                    4.12        4.12        4.10        4.12       (0.13)      (0.13)      (0.13)      (0.13)
                                      -------------------------------------------------------------------------------------------

Total from operations                    3.95        3.86        3.85        3.98       (0.13)      (0.13)      (0.13)      (0.13)
Distributions to shareholders:
  From realized capital gains-net       (2.79)      (2.79)      (2.79)      (2.79)         --          --          --          --
                                      -------------------------------------------------------------------------------------------
Net asset value, end of period         $11.03      $10.94      $10.93      $11.06       $9.87       $9.87       $9.87       $9.87
                                      -------------------------------------------------------------------------------------------
                                      -------------------------------------------------------------------------------------------

Total investment return (1)            41.15%      40.25%      40.12%      41.45%     (1.30)%     (1.30)%     (1.30)%     (1.30)%
Net assets at end of period
  (000s omitted)                       $1,084      $2,298        $427      $3,973        $112          $1          $1        $286
Ratio of expenses, before
  reimbursement, to
  average net assets                    6.85%       7.50%       7.63%       6.70%       4.23%(2)    4.98%(2)    4.98%(2)    3.98%(2)
Ratio of expenses, excluding
  interest expense, to
  average net assets                    6.57%       7.32%       7.32%       6.32%       4.23%(2)    4.98%(2)    4.98%(2)    3.98%(2)
Ratio of expenses, net of
  reimbursement and excluding
  interest expense, to average
  net assets                            2.14%       2.89%       2.89%       1.89%       2.14%(2)    2.89%(2)    2.89%(2)    1.89%(2)
Ratio of net investment loss
  to average net assets               (1.71)%     (2.36)%     (2.49)%     (1.56)%     (2.14)%(2)  (2.98)%(2)  (3.02)%(2)  (1.89)%(2)
Portfolio turnover rate
  (excluding short-term securities)      298%        298%        298%        298%          0%          0%          0%          0%
Average commission per share (3)      $0.0600     $0.0600     $0.0600     $0.0600         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------

*Commencement of investment operations.

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) Adjusted to an annual basis.
(3) For fiscal year ended December 31, 1996, the Opportunity Fund did not incur commissions as a result of securities being purchased in the over-the-counter market.

INDEPENDENT AUDITORS' REPORT


THE BOARD OF DIRECTORS AND SHAREHOLDERS
The Jundt Growth Fund, Inc., and Jundt Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Jundt Growth Fund, Inc. and Jundt U.S. Emerging Growth Fund and Jundt Opportunity Fund (funds within Jundt Funds, Inc.) as of December 31, 1997 and the related statements of operations for the year then ended, statements of changes in net assets for the years ended December 31, 1997 and 1996 for Jundt Growth Fund, Inc., and the year ended December 31, 1997 and the period from January 2, 1996 (commencement of investment operations) to December 31, 1996 for Jundt U.S. Emerging Growth Fund and the year ended December 31, 1997 and the period from December 26, 1996 (commencement of investment operations) to December 31, 1996 for Jundt Opportunity Fund and financial highlights for the periods presented in note 6 to the financial statements. We have also audited the statement of assets and liabilities of Jundt Twenty-Five Fund, also a fund within Jundt Funds, Inc., as of December 31, 1997. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold, but not received or delivered, we request confirmations from brokers and, where replies are not received, we carry out other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Jundt Growth Fund, Inc., Jundt U.S. Emerging Growth Fund, Jundt Opportunity Fund and Jundt Twenty-Five Fund as of December 31, 1997, the results of their operations, changes in their net assets and financial highlights for the periods stated in the first paragraph above in conformity with generally accepted accounting principles.



                                                      KPMG Peat Marwick LLP



Boston, Massachusetts
January 30, 1998

FEDERAL TAX INFORMATION (UNAUDITED)


Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 1997, shown below. Shareholders should consult a tax adviser on how to report these distributions for federal and state income tax purposes.

Per share distributions are as follows (distributions of short-term capital gains are included in ordinary income):


                                  RECORD             PAYABLE            ORDINARY           LONG-TERM
                                    DATE                DATE              INCOME      CAPITAL GAINS*
----------------------------------------------------------------------------------------------------
Growth Fund                     12/22/97           12/31/97                $0.00           $0.846060
U.S. Emerging Growth Fund       12/22/97           12/31/97            $2.464190           $0.847770
Opportunity Fund                12/22/97           12/31/97            $2.632060           $0.161820

*Of the long-term capital gains distributions paid by Growth Fund, U.S. Emerging Growth Fund and Opportunity Fund in 1997, 12.23%, 52.82% and 100%, respectively, are subject to a 20% tax rate; 87.77%, 47.18% and 0%, respectively, are subject to a 28% tax rate.

INVESTMENT ADVISER
Jundt Associates, Inc.
1550 Utica Avenue South
Suite 950
Minneapolis, MN 55416

DISTRIBUTOR
U.S. Growth Investments, Inc.
1550 Utica Avenue South
Suite 935
Minneapolis, MN 55416

ADMINISTRATOR
Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095

TRANSFER AGENT
National Financial Data Services
P.O. Box 419168
Kansas City, MO 64141-6168
1-800-370-0612

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth & Marquette
Minneapolis, MN 55479

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Faegre & Benson LLP
2200 Norwest Center
Minneapolis, MN 55402

FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT U.S. EMERGING GROWTH FUND AND JUNDT OPPORTUNITY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

GENERAL INFORMATION REGARDING EACH FUND'S PORTFOLIO, UPDATED MONTHLY, IS AVAILABLE BY CALLING PRINCETON ADMINISTRATORS, L.P., AT 1-800-543-6217 OR 1-609-282-4600.